Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Cumulative tax losses	$ 297,775	$ 284,271
Others	14,011	14,707
Total deferred tax assets	311,786	298,978
Less: Valuation allowance	(299,338)	(283,522)	$ (264,639)	$ (189,700)
Deferred tax assets	12,448	15,456
Deferred tax liabilities
Undistributed earnings from a PRC entity	2,990	1,478
Others		6
Deferred tax liabilities	$ 2,990	$ 1,484